Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 29, 2016	Dec. 31, 2015	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000070253
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,460		$ 10,751		$ 10,858		$ 10,296		$ 10,464		$ 10,595		$ 10,627		$ 11,078		$ 10,739		$ 11,072		$ 10,996		$ 10,255		$ 11,741		$ 11,783		$ 12,230		$ 12,644		$ 9,696		$ 10,554		$ 10,778		$ 12,148		$ 12,924		$ 14,120		$ 14,261		$ 15,647		$ 14,977		$ 12,176		$ 10,858		$ 11,533		$ 11,948		$ 11,914		$ 11,171		$ 12,867		$ 12,867		$ 12,483		$ 14,330		$ 13,014		$ 13,014	$ 13,347	$ 13,831	$ 13,746
C000070254
Account Value [Line Items]
Accumulated Value		10,000		10,458		10,745		10,847		10,282		10,446		10,577		10,604		11,052		10,706		11,035		10,958		10,209		11,689		11,718		12,155		12,564		9,630		10,476		10,694		12,045		12,815		13,991		14,125		15,482		14,814		12,044		10,730		11,392		11,801		11,754		11,019		12,682		12,677		12,296		14,106		12,800		12,793	13,119	13,586	13,489
C000177202
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 510,307		$ 518,873		$ 525,893		$ 528,015		$ 550,457		$ 534,131		$ 550,985		$ 547,719		$ 510,835		$ 585,453		$ 587,505		$ 610,097		$ 631,357		$ 484,300		$ 527,401		$ 538,910		$ 607,858		$ 647,221		$ 707,193		$ 714,861		$ 784,675		$ 751,566		$ 611,444		$ 545,473		$ 579,883		$ 601,018		$ 599,609		$ 562,317		$ 648,060		$ 648,409		$ 629,840		$ 722,945		$ 656,758		$ 657,497		$ 674,257		$ 699,373		$ 695,454
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value		10,000		9,989		10,101		10,619		10,819		11,549		12,058		12,659		13,400		13,248		13,459		14,120		12,244		13,756		14,310		14,399		15,671		12,385		14,792		15,985		18,288		19,215		20,689		20,640		22,198		21,060		17,691		16,565		18,258		19,675		21,033		20,333		22,680		24,666		25,314		26,946		26,819		26,454	29,596	31,796	32,925
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value		10,000		9,989		10,101		10,619		10,819		11,549		12,058		12,659		13,400		13,248		13,459		14,120		12,244		13,756		14,310		14,399		15,671		12,385		14,792		15,985		18,288		19,215		20,689		20,640		22,198		21,060		17,691		16,565		18,258		19,675		21,033		20,333		22,680		24,666		25,314		26,946		26,819		26,454	29,596	31,796	32,925
FTSE All World Developed Index
Account Value [Line Items]
Accumulated Value	500,000		511,346		545,823		569,862		598,297		633,304		626,121		636,109		667,324		578,660		650,125		676,295		680,513		740,633		585,335		699,074		755,492		864,302		908,153		977,791		975,469		1,049,119		995,312		836,113		782,881		862,880		929,876		994,033		960,970		1,071,893		1,165,763		1,196,381		1,273,523		1,267,486		1,250,248		1,398,767		1,502,721		1,556,082
FTSE EPRA Nareit Developed Index Net TRI
Account Value [Line Items]
Accumulated Value		10,000		10,523		10,887		11,023		10,406		10,622		10,910		11,086		11,485		10,964		11,526		11,491		10,838		12,419		12,410		12,985		13,212		9,443		10,393		10,610		12,018		12,714		13,881		13,755		15,153		14,555		12,015		10,624		11,352		11,440		11,468		10,798		12,450		12,288		11,989		13,915		12,566		12,767	13,329	13,872	13,770
FTSE EPRA Nareit Developed Index Net TRI
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,523		$ 10,887		$ 11,023		$ 10,406		$ 10,622		$ 10,910		$ 11,086		$ 11,485		$ 10,964		$ 11,526		$ 11,491		$ 10,838		$ 12,419		$ 12,410		$ 12,985		$ 13,212		$ 9,443		$ 10,393		$ 10,610		$ 12,018		$ 12,714		$ 13,881		$ 13,755		$ 15,153		$ 14,555		$ 12,015		$ 10,624		$ 11,352		$ 11,440		$ 11,468		$ 10,798		$ 12,450		$ 12,288		$ 11,989		$ 13,915		$ 12,566		$ 12,767	$ 13,329	$ 13,872	$ 13,770
FTSE EPRA Nareit Developed Index Net TRI
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 511,980		$ 522,567		$ 536,746		$ 545,403		$ 565,022		$ 539,423		$ 567,040		$ 565,359		$ 533,189		$ 610,989		$ 610,568		$ 638,842		$ 650,009		$ 464,564		$ 511,342		$ 522,016		$ 591,255		$ 625,531		$ 682,905		$ 676,740		$ 745,528		$ 716,079		$ 591,143		$ 522,670		$ 558,484		$ 562,834		$ 564,207		$ 531,256		$ 612,512		$ 604,548		$ 589,837		$ 684,601		$ 618,250		$ 628,104		$ 655,782		$ 682,461		$ 677,447